SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Schedule of revenue by major product group
	Six-month period ended
Revenue	June 30,2025 US$‘000	June 30,2024 US$‘000
Clinical laboratory goods	14,404	20,397
Clinical laboratory services	1,953	2,582
Point-of-care products	2,044	7,568

	18,401	30,547

Schedule of segment results by geographical area
		Rest of World
	Americas	Ireland	Other	Total
Six-month period ended June 30, 2025	US$‘000	US$‘000	US$‘000	US$‘000
Result before restructuring costs, impairment and unallocated expenses	(324)	(6,620)	(103)	(7,047)
Restructuring costs	(421)	(1,980)	(58)	(2,459)
Once off costs	186	-	-	186
Impairment	(28)	-	-	(28)

Result after restructuring costs and impairment	(587)	(8,600)	(161)	(9,348)
Unallocated expenses *				(685)

Operating loss				(10,033)
Net financing expense				(4,431)

Loss before tax				(14,464)
Income tax expense				(300)

Loss for the period on continuing operations				(14,764)
Profit for the period on discontinued operations				-

Loss for the six-month period				(14,764)

The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Six-month period ended June 30, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Result before restructuring costs, impairment and unallocated expenses	(1,050)	(2,268)	(26)	(3,344)
Restructuring costs	(1,303)	(636)	-	(1,939)
Impairment	(446)	-	-	(446)

Result after impairment	(2,799)	(2,904)	(26)	(5,729)
Unallocated expenses *				(1,364)

Operating loss				(7,093)
Net financing expense				(3,045)

Loss before tax				(10,138)
Income tax credit				64

Loss for the period on continuing operations				(10,074)
Profit for the period on discontinued operations				-

Loss for the six-month period				(10,074)

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

Schedule of segment assets and segment liabilities by geographical area
		Rest of World
	Americas	Ireland	Other	Total
As at June 30, 2025	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	34,124	59,968	16	94,108
Unallocated assets:
Income tax assets (current and deferred)				3,977
Cash and cash equivalents and short-term investments				1,546

Total assets as reported in the Statement of Financial Position				99,631

Segment liabilities	94,077	50,016	42	144,135
Unallocated liabilities:
Income tax liabilities (current and deferred)				5,034

Total liabilities as reported in the Statement of Financial Position				149,169

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	32,798	61,254	-	94,052
Unallocated assets:
Income tax assets (current and deferred)				4,071
Cash and cash equivalents and short-term investments				5,167

Total assets as reported in the Statement of Financial Position				103,290

Segment liabilities	84,863	48,621	62	133,546
Unallocated liabilities:
Income tax liabilities (current and deferred)				4,925

Total liabilities as reported in the Statement of Financial Position				138,471